Noncontrolling Interests - Summary of Ownership of LLC Interests (Detail) - shares		4 Months Ended
	Nov. 05, 2019	Sep. 30, 2020
Minority Interest [Line Items]
Issuance of common stock in IPO and concurrent private placement, shares	100
Ending balance	100
Shift4 Payments, LLC.
Minority Interest [Line Items]
Beginning balance		78,037,805
Issuance of common stock in IPO and concurrent private placement, shares		2,000,000
Ending balance		80,037,805
Beginning balance		100.00%
Ending balance		100.00%
Shift4 Payments, LLC. | Shift4 Payments, Inc
Minority Interest [Line Items]
Beginning balance		38,832,816
Issuance of common stock in IPO and concurrent private placement, shares		2,000,000
Redemption of LLC units		3,637,501
Ending balance		44,470,317
Beginning balance		49.80%
Issuance of LLC units		1.20%
Redemption of LLC units		4.60%
Ending balance		55.60%
Shift4 Payments, LLC. | Continuing Equity Owners
Minority Interest [Line Items]
Beginning balance		39,204,989
Redemption of LLC units		(3,637,501)
Ending balance		35,567,488
Beginning balance		50.20%
Issuance of LLC units		(1.20%)
Redemption of LLC units		(4.60%)
Ending balance		44.40%